SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

36. SEGMENT REPORTING

As of December 31, 2025, the Group has two reportable segments, each evaluated separately by the CODM: crypto mining business, and Online game services (consist of corporate and Online game services and others). The Group’s Chief Executive Officer (“CEO”) serves as the CODM, responsible for strategic decisions regarding operations and financial management. The CODM uses revenue, expenses, and segment assets of the Group’s two reportable segments to assess their performance. The following tables present information of revenue and expenses about the Group’s reportable segments for the years ended December 31, 2025, 2024 and 2023:

Year ended December 31, 2025:

	Cryptocurrency Mining	Online game services	Total
	RMB	RMB	RMB	USD
				(Note 3)
	(in thousands)
Revenue	56,352	51,546	107,898	15,429
Less:
Cost of revenue	(67,960)	(38,129)	(106,089)	(15,170)
Product development	—	(9,798)	(9,798)	(1,401)
Sales and marketing	—	(33,951)	(33,951)	(4,855)
General and administrative	(21,657)	(184,159)	(205,816)	(29,431)
Impairment on advance and other assets	(6,529)	(1,278)	(7,807)	(1,116)
Realized gain on exchange cryptocurrencies	10,627	—	10,627	1,520
Fair value change on cryptocurrencies	(36,178)	—	(36,178)	(5,173)
Segment loss	(65,345)	(215,769)	(281,114)	(40,197)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries	—	—	(1,502)	(215)
Impairment on equity investment	—	—	(41,629)	(5,953)
Impairment on other investments	—	—	(64,960)	(9,289)
Interest income	—	—	449	64
Interest expense	—	—	(23,264)	(3,327)
Loss on fair value of derivative, option assets and liabilities	—	—	(5,733)	(820)
Other income, net	—	—	9,518	1,361
Share of loss in equity method investments	—	—	(571)	(82)
Income tax expense	—	—	(110)	(16)
Net loss	—	—	(408,916)	(58,474)

Year ended December 31, 2024:

	Cryptocurrency Mining	Online game services	Total
	RMB	RMB	RMB

	(in thousands)
Revenue	110,739	975	111,714
Less:
Cost of revenue	(106,464)	(6,854)	(113,318)
Product development	—	(856)	(856)
Sales and marketing	—	(246)	(246)
General and administrative	(49,127)	(108,705)	(157,832)
Impairment on advance and other assets	—	(794)	(794)
Impairment Loss of equipment	(6,505)	—	(6,505)
Realized gain on exchange cryptocurrencies	60,783	—	60,783
Fair value change on cryptocurrencies	48,290	—	48,290
Segment profit (loss)	57,716	(116,480)	(58,764)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries	—	—	(11,606)
Impairment on other investments	—	—	(7,160)
Interest expenses	—	—	(34,224)
Gain on fair value of derivative	—	—	45,037
Other expenses, net	—	—	(5,803)
Share of loss in equity method investments	—	—	(1,122)
Net loss	—	—	(73,642)

Year ended December 31, 2023:

	Cryptocurrency Mining	Online game service	Total
	RMB	RMB	RMB

	(in thousands)
Revenue	168,324	5,721	174,045
Less:
Cost of revenue	(191,928)	(21,251)	(213,179)
Product development	(243)	(1,727)	(1,970)
Sales and marketing	—	(1,729)	(1,729)
General and administrative	(61,312)	(135,478)	(196,790)
Impairment Loss of equipment	(161,002)	—	(161,002)
Realized gain on exchange digital assets	42,836	—	42,836
Fair value change on digital assets	40,036	—	40,036
Segment profit (loss)	(163,289)	(154,464)	(317,753)
Reconciliation of segment profit (loss):
Loss on disposal of subsidiaries	—	—	(282)
Gain on other investments	—	—	3,490
Interest expenses	—	—	(31,379)
Gain on fair value of derivative	—	—	23,171
Gain on debt relief of WoW	—	—	175,302
Other gain, net	—	—	3,174
Gain from discontinued operations	—	—	156,853
Net income	—	—	12,576

The following tables present segment assets information about the Group’s reportable segments as of December 31, 2024 and 2025,

	Cryptocurrency Mining	Online game service	Total
	RMB	RMB	RMB
	(in thousands)
Prepayments and other current asset as of December 31, 2024	19,251	6,796	26,047
Prepayments and other current asset as of December 31, 2025	1,177	18,881	20,058

Cryptocurrencies as of December 31, 2024	206,130	—	206,130
Cryptocurrencies as of December 31, 2025	250,600	1,606	252,206

Property, equipment and software, net as of December 31, 2024	20,702	1,227	21,929
Property, equipment and software, net as of December 31, 2025	41,524	2,058	43,582

Total assets as of December 31, 2024	309,312	332,712	642,024
Total assets as of December 31, 2025	315,095	278,653	593,748

Depreciation and amortization expenses for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Cryptocurrency Mining	Online game service	Total
	RMB	RMB	RMB
	(in thousands)
Depreciation and amortization expenses for the year ended December 31, 2025	13,172	412	13,584
Depreciation and amortization for the year ended December 31, 2024	51,467	9,997	61,464
Depreciation and amortization for the year ended December 31, 2023	79,074	7,792	86,866

The following tables present the geographic information as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025:

The following table presents summarized information for revenue by geographic area for the years ended:

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB	USD

		(in thousands)		(Note 3)
Greater China	428	289	35,431	5,067
Asia/Eastern Europe	134,304	102,955	64,394	9,208
North America	39,313	8,470	8,073	1,154
Total	174,045	111,714	107,898	15,429

The following table presents summarized information for long-lived assets by geographic area as of:

	December 31, 2024	December 31, 2025
	RMB	RMB	USD
			(Note 3)
	(in thousands)
Greater China	4,967	10,379	1,484
Asia/Eastern Europe	17,787	45,039	6,441
North America	3,458	—	—
Total	26,212	55,418	7,925

* Long - lived assets as of December 31, 2025 and 2024 included property, equipment and software, net and operating lease right - of - use assets, net.